Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, D.C. 20004
Tel: 202.739.3000
Fax: 202.739.3001
www.morganlewis.com
December 7, 2011
VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	Post-Effective Amendment No. 77 to the Registration Statement Filed on Form N-1A Under the Securities Act of 1933 (File Nos. 333-57793 and 811-08839)
Ladies and Gentlemen:
On behalf of our client, SPDR® Series Trust (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 77 to the Trust’s Registration Statement on Form N-1A, together with all exhibits thereto (“PEA No. 77”). The purpose of PEA No. 77 is to register two new series of the Trust: the SPDR Barclays Capital Breakeven Inflation ETF and the SPDR S&P Commercial Paper Ex-Financials ETF.
Please contact me at (202) 739-5676 with your questions or comments.
Sincerely,
/s/ Beau Yanoshik
Beau Yanoshik
Enclosures